Label	Element	Value
U.S. Quality ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. QUALITY ESG FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Class I shares or Class K shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Class I or Class K shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 45.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.72%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Class K shares and Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Class K shares or Class I shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid‑capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics under a third-party vendor’s rating methodology. For purposes of this definition, U.S. companies with a market capitalization within the range of the Russell 1000® Index will be considered large or mid‑capitalization U.S. companies.
Using a quantitative, factor based approach, the Fund intends to invest in companies that: (i) meet certain criteria for ESG factors as provided by a third-party research vendor; (ii) exhibit strong business fundamentals, solid management and reliable cash flows; and (iii) are located, headquartered in, incorporated in or otherwise organized in the United States. The Fund expects its investments to be allocated among companies that are diversified in terms of industries and capitalization ranges.
The Fund is managed according to a quantitative model developed by NTI. To define an investable universe, NTI excludes securities of companies involved in ESG controversies under the United Nations Global Compact Principles. NTI also removes companies that, based on its evaluation of ESG data, appear to do a poor job of managing their ESG risks and opportunities relative to their peers as well as those with material involvement in controversial business practices, e.g., tobacco, civilian firearms, thermal coal, and both controversial and conventional weapons. NTI may modify this list of excluded companies at any time, without shareholder approval or notice.
NTI engages a third-party research vendor to provide ESG data for U.S. companies. The third-party vendor identifies ESG areas of risk and opportunity, evaluates exposure and management, and ranks and rates companies against their industry peers. The Fund’s ESG criteria is applied to all equity securities that are included in the Russell 1000® Index, except that the Fund may at times hold securities that are subject to, or may hold securities as a result of, certain corporate actions, which securities may not be evaluated for ESG criteria.
After defining the investable universe, NTI evaluates the quality of the remaining securities and removes those securities that do not meet the proprietary quality methodology. NTI’s quality methodology rates and ranks securities based on three categories of financial signals (profitability, management efficiency, and cash generation). Those securities remaining from the investable universe are also rated and ranked based on NTI’s evaluation of their ESG characteristics.
The Fund is constructed based on an optimization methodology designed to take active exposure by overweighting and underweighting securities based on their ESG and relative financial quality rankings. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. NTI makes final purchase decisions based on the quantitative model described above and on the desired level of diversification. The Fund will normally sell a security that NTI believes is no longer attractive based upon the evaluation criteria described above. Further, in making purchase and sell decisions, NTI seeks to create a portfolio comprised of companies with a lower aggregate carbon footprint than the aggregate carbon footprint of the companies in the Russell 1000 Index, which includes consideration of a company’s emissions and carbon reserves as well as a company’s risk and opportunity alignment with a transition to a low carbon economy.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. ESG criteria are not applied to the Fund’s investments in derivatives.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2023, the Fund had focused investments in the information technology and health care sectors.
Frank Russell Company does not endorse any of the securities in the Russell 1000 Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing: (A) changes in the performance of the Fund from year to year and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
The returns shown for periods ended prior to July 30, 2020 for the Class K shares and August 24, 2020 for the Class I shares are those of the Shares Class shares of the Fund at net asset value. Effective July 30, 2020, the Shares Class shares of the Fund were converted into new Class K shares and Class I shares of the Fund. Class K shares commenced operations on July 30, 2020 and Class I shares commenced operations on August 24, 2020. Class K and Class I shares’ returns of the Fund will be different from the returns of the Shares Class shares’ returns of the Fund as they have different expenses.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing: (A) changes in the performance of the Fund from year to year and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑595‑9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN (CLASS K SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
* Year to date total return for the six months ended June 30, 2023 was 15.32%. For the periods shown in the bar chart above, the highest quarterly return was 22.19% in the second quarter of 2020, and the lowest quarterly return was (19.11)% in the first quarter of 2020.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Class K shares. After‑tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class K shares. After‑tax returns for other classes will vary.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

U.S. Quality ESG Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, it is possible to lose money on an investment in the Fund.
U.S. Quality ESG Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
U.S. Quality ESG Fund | MARKET RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

U.S. Quality ESG Fund | ESG INVESTING RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG INVESTING RISK is the risk stemming from the ESG factors that the Fund applies in selecting securities. The use of ESG factors in securities selection may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s performance results may be lower than the broader equity market or than other funds that do or do not use ESG factors, scores, or screens in their securities selection process, or use a different ESG methodology. Information used by the Fund to evaluate ESG factors, including data provided by the Fund’s third-party vendor, may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to accurately determine companies’ ESG ratings, which in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG data. The Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or ESG controversy or the company’s ESG ranking or rating, may differ from that of other funds or an investor. Information used by the Fund to evaluate ESG factors may vary across providers and issuers as ESG is not a uniformly defined characteristic. ESG standards differ by region and industry, and a company’s ESG practices or data providers’ assessment of a company’s ESG practices may change over time. As a result, the companies in which the Fund invests may not reflect the beliefs and values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.

U.S. Quality ESG Fund | MID CAP STOCK RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MID CAP STOCK RISK is the risk that stocks of mid‑sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid‑sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

U.S. Quality ESG Fund | INVESTMENT STYLE RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
INVESTMENT STYLE RISK is the risk that different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style. The Fund may also employ a combination of styles that impacts its risk characteristics.
∎
QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data utilized, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

U.S. Quality ESG Fund | MANAGEMENT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

U.S. Quality ESG Fund | SECTOR RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.
∎
INFORMATION TECHNOLOGY SECTOR RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

∎
HEALTH CARE SECTOR RISK is the risk that companies in the health care sector may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector impacting prices and demand for products or services, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

U.S. Quality ESG Fund | DERIVATIVES RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
∎
FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

U.S. Quality ESG Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	136
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 550
2018	rr_AnnualReturn2018	(4.82%)
2019	rr_AnnualReturn2019	31.40%
2020	rr_AnnualReturn2020	20.15%
2021	rr_AnnualReturn2021	31.31%
2022	rr_AnnualReturn2022	(18.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
1-Year	rr_AverageAnnualReturnYear01	(18.80%)	[2]
5-Year	rr_AverageAnnualReturnYear05	9.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2020	[2]
U.S. Quality ESG Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Service Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[1]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	301
10 Years	rr_ExpenseExampleYear10	$ 684
1-Year	rr_AverageAnnualReturnYear01	(18.89%)	[2]
5-Year	rr_AverageAnnualReturnYear05	9.84%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2020	[2]
U.S. Quality ESG Fund | Returns after taxes on distributions | Class K
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(19.48%)	[2]
5-Year	rr_AverageAnnualReturnYear05	8.98%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%	[2]
U.S. Quality ESG Fund | Returns after taxes on distributions and sale of Fund shares | Class K
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(10.62%)	[2]
5-Year	rr_AverageAnnualReturnYear05	7.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%	[2]
U.S. Quality ESG Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(19.13%)
5-Year	rr_AverageAnnualReturnYear05	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of each of the Class K and Class I shares of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of each Class (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.39%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2024 without the approval of the Board of Trustees.

[2]
The inception date of Class K shares of the Fund is July 30, 2020 and the inception date of Class I shares of the Fund is August 24, 2020. Performance shown prior to the inception dates is that of the Fund’s Shares Class shares, which are no longer offered by the Fund, at net asset value (“NAV”). The inception date of the Fund’s Shares Class is October 2, 2017. Performance reflects any applicable fee waivers and/or expense reimbursements.